Short-Term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Abstract]
Short-term Borrowings, Amount	$ 53,883,000,000	$ 57,175,000,000	$ 49,091,000,000
Short-term Borrowings, Rate	0.12%	0.17%	0.10%
Short-term Debt average daily balance, Amount	54,716,000,000	51,196,000,000	51,781,000,000
Short-term Debt average daily balance, Rate	0.13%	0.18%	0.18%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Abstract]
Short-term Borrowings, Amount	36,263,000,000	34,973,000,000	31,038,000,000
Short-term Borrowings, Rate	0.05%	0.17%	0.05%
Short-term Debt average daily balance, Amount	36,227,000,000	32,092,000,000	34,388,000,000
Short-term Debt average daily balance, Rate	0.08%	0.12%	0.11%
Maximum month-end balance, Amount	39,451,000,000	36,327,000,000	37,509,000,000
Commercial Paper [Member]
Short-term Debt [Abstract]
Short-term Borrowings, Amount	5,162,000,000	4,038,000,000	3,624,000,000
Short-term Borrowings, Rate	0.18%	0.27%	0.23%
Short-term Debt average daily balance, Amount	4,702,000,000	4,142,000,000	4,437,000,000
Short-term Debt average daily balance, Rate	0.25%	0.26%	0.26%
Maximum month-end balance, Amount	5,700,000,000	5,036,000,000	6,229,000,000
Other Short-term Borrowings [Member]
Short-term Debt [Abstract]
Short-term Borrowings, Amount	12,458,000,000	18,164,000,000	14,429,000,000
Short-term Borrowings, Rate	0.31%	0.16%	0.18%
Short-term Debt average daily balance, Amount	13,787,000,000	14,962,000,000	12,956,000,000
Short-term Debt average daily balance, Rate	0.22%	0.29%	0.35%
Maximum month-end balance, Amount	$ 16,564,000,000	$ 18,164,000,000	$ 14,429,000,000